Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

BROWN & BROWN, INC. EMPLOYEE SAVINGS PLAN

SCHEDULE H, Line 4(i) - SCHEDULE OF ASSETS

(HELD AT END OF YEAR)

EIN #59-0864469 PLAN #002

DECEMBER 31, 2025

(a) Type	(b) Identity of Issuer	(c) Description of Investment: Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
*	Schwab	Government Money Investment	**	$2
	American Beacon	Small Cap Value Fund	**	33,208,068
	American Funds	Europacific Growth Fund	**	63,611,965
	Dodge & Cox	Income Fund	**	134,981,729
	JPMorgan Chase Bank N.A.	JPM Chase Bank LGCP Growth CF-A	**	166,094,462
	Washington Mutual	Growth and Income Fund	**	166,605,350
	JP Morgan	Mid Cap Value Fund	**	45,527,597
	Loomis Sayles	Small Cap Growth Fund	**	21,146,058
	Principal	Diversified Real Fund	**	2,834,021
	MFS	Intl Diversification Cl R6 Value Fund	**	110,765,965
	T Rowe	Select Mid Cap Growth I Fund	**	27,058,769
	Vanguard	Institutional Index Instl Pl Fund	**	369,024,739
	Vanguard	Inflation-Protected Security Investors Fund	**	45,131,821
	Vanguard	Mid Cap Index Fund	**	58,164,338
	Vanguard	Small Cap Index Fund	**	67,095,265
	Vanguard	Target Retirement 2020 Fund	**	13,300,227
	Vanguard	Target Retirement 2025 Fund	**	20,556,567
	Vanguard	Target Retirement 2030 Fund	**	35,686,181
	Vanguard	Target Retirement 2035 Fund	**	31,957,777
	Vanguard	Target Retirement 2040 Fund	**	24,947,733
	Vanguard	Target Retirement 2045 Fund	**	29,287,513
	Vanguard	Target Retirement 2050 Fund	**	25,938,523
	Vanguard	Target Retirement 2055 Fund	**	7,075,680
	Vanguard	Target Retirement 2060 Fund	**	5,565,425
	Vanguard	Target Retirement 2065 Fund	**	1,773,238
	Vanguard	Target Retirement 2070 Fund	**	788,078
	Vanguard	Target Retirement Income Fund	**	3,415,204
	Vanguard	Total Bond Market Index Fund	**	71,341,774
	Vanguard	Total International Stock Index Fund	**	131,196,860
	Vanguard	Fed Money Market Fund	**	11,327,509
*	Brown & Brown, Inc.	Common Stock Fund	**	78,214,110
	SEI Trust Company	Galliard Stable Return Fund E	**	66,624,834
	Personal Choice Retirement Account	Participant-Directed Brokerage Accounts	**	95,341,233
*	Notes Receivable from Participants	Various maturities, interest rates from 4.25% to 9.5%	-	20,539,844
				$1,986,128,459

* A party-in-interest transaction as defined by ERISA.

**Cost information is not required to be provided as these investments are participant-directed.